Principles of Consolidation - Schedule of Companies Direct Equity Investments (Detail)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Cemig Geracao e Transmissao [member]
Disclosure of subsidiaries [line items]
Percentage of ownership in subsidiary	100.00%	100.00%
Cemig Distribuicao [member]
Disclosure of subsidiaries [line items]
Percentage of ownership in subsidiary	100.00%	100.00%
Gasmig [member]
Disclosure of subsidiaries [line items]
Percentage of ownership in subsidiary	99.57%	99.57%
Cemig Telecom [member]
Disclosure of subsidiaries [line items]
Percentage of ownership in subsidiary		100.00%
Cemig Geracao Distribuida (Usina Termica Ipatinga) [member]
Disclosure of subsidiaries [line items]
Percentage of ownership in subsidiary	100.00%	100.00%
Efficientia [member]
Disclosure of subsidiaries [line items]
Percentage of ownership in subsidiary	100.00%	100.00%
Luce Empreendimentos e Participacoes S.A [member]
Disclosure of subsidiaries [line items]
Percentage of ownership in subsidiary	100.00%	100.00%
Rio Minas Energia e Participacoes [member]
Disclosure of subsidiaries [line items]
Percentage of ownership in subsidiary	100.00%	75.00%
Light [member]
Disclosure of subsidiaries [line items]
Percentage of ownership in subsidiary	26.06%	26.06%
Percentage of ownership in subsidiary	23.93%	22.80%
Lightger [member]
Disclosure of subsidiaries [line items]
Percentage of ownership in subsidiary	74.49%	73.92%
Guanhaes [member]
Disclosure of subsidiaries [line items]
Percentage of ownership in subsidiary	74.49%	73.92%
Axxion [member]
Disclosure of subsidiaries [line items]
Percentage of ownership in subsidiary	49.00%	49.00%
Percentage of ownership in subsidiary	25.49%	24.92%
UHE Itaocara [member]
Disclosure of subsidiaries [line items]
Percentage of ownership in subsidiary	74.49%	73.92%